UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-07292

North American Government Bond Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor
New York, New York 10103

(Address of principal executive offices)

R. Alan Medaugh, President
ISI, Inc.
666 Fifth Avenue, 11th Floor
New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:      October 31

Date of reporting period:    July 1, 2011 - June 30, 2012

ITEM 1. PROXY VOTING RECORD.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.
PROXY VOTING RECORD
07/01/2011 - 6/30/2012

     The North American Government Bond Fund, Inc. did not hold any securities for which it voted a proxy during the reporting period (July 1, 2011 through June 30, 2012).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant)	North American Government Bond Fund, Inc.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date	July 27, 2012